Share-based Compensation (Details 6) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013
2009 RSU Plan
Share-based Compensation
Total number of shares reserved	234,521,325
Stock Options
Share-based Compensation
Aggregate intrinsic value of options outstanding	$ 0.42
Aggregate intrinsic value of options exercisable	0.42
Company's closing stock price per ADS used to calculate intrinsic value	$ 78.60
Company's closing stock price per share used to calculate intrinsic value	$ 3.1440
Restricted Share Units
Share-based Compensation
Company's closing stock price per ADS used to calculate intrinsic value	$ 78.60
Company's closing stock price per share used to calculate intrinsic value	$ 3.1440
Aggregate intrinsic value of RSUs outstanding	$ 189.1